Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income (loss)	€ (1,953)	€ (4,425)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	356	467
Change in fair value	1,319	3,534
Other Non-cash compensation	27	105
Change in allowances for doubtful accounts & slow-moving inventories	105	(100)
Change in long-term provisions	12	86
Net capital loss on disposals of assets	39	10
Deferred tax expense/(benefit) (6)	22	(9)
Operating cash flow	(71)	(330)
Increase/Decrease in operating assets and liabilities:
Decrease/(Increase) in trade accounts and notes and other receivables	(818)	982
Decrease/(Increase) in inventories	(134)	(469)
Decrease/(Increase) in other assets	8	(168)
(Decrease)/Increase in trade accounts and notes payable	(587)	(905)
(Decrease)/Increase in accrued expenses, other current liabilities	766	433
Net increase (decrease) in operating assets and liabilities	(764)	(126)
Net cash used in operating activities	(836)	(456)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(101)	(393)
Net proceeds from sale of leased back assets	0	0
Acquisitions of property and equipment	(207)	(76)
Acquisitions of intangible assets	(1)	(4)
Acquisitions of short term investments	0	(4,994)
Net proceeds from sale of assets	0	0
Increase (decrease) in deposits and guarantees, net	4	(16)
Net cash used in investing activities	(306)	(5,483)
Cash flow from financing activities:
Proceeds from capital increase	208	6,383
Proceeds from long term borrowings, net of financing costs	0	242
Repayment of long term borrowings	(69)	(57)
Repayment of obligations under capital leases	(120)	(112)
Increase/(decrease) in bank overdrafts and short-term borrowings	856	(233)
Net cash used in financing activities	875	6,222
Net effect of exchange rate changes on cash and cash equivalents	(25)	(161)
Net decrease in cash and cash equivalents	(292)	123
Cash and cash equivalents at beginning of year	11,142	6,681
Cash and cash equivalents at end of period	€ 10,851	€ 6,804